Share-based compensation - Geely Auto Share Incentive Plan - Service-based options - Narratives (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 22, 2023 shares	Jan. 15, 2021 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($)
Share-based compensation
Options granted				9,300,000
Share options transferred			1,570,000	1,495,000	5,330,000
Total compensation expenses | ¥			¥ 1,076,584	¥ 135,649	¥ 211,208
Employee Stock Option
Share-based compensation
Share options transferred			1,570,000	1,495,000
Total compensation expenses | ¥			¥ 89,972	¥ 101,092	¥ 147,768
Unrecognized compensation expenses			¥ 111,059			$ 15,215
Recognition period			2 years 8 months 12 days
2021 Geely Auto Option Plan | Employee Stock Option
Share-based compensation
Options granted		63,520,000
Vesting condition term		6 years
2023 Geely Auto Option Plan | Employee Stock Option
Share-based compensation
Options granted	9,300,000
Vesting condition term	7 years